SIGNIFICANT ACCOUNTING POLICIES (Details 6) (USD $)	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013	Feb. 29, 2012
Revenue recognition
Net revenue	$ 313,895,205	$ 225,931,095	$ 177,519,672
Educational programs and services
Revenue recognition
Net revenue	303,842,180	218,006,411	171,331,866
Xueersi Peiyou small class course
Revenue recognition
Number of classes per course to be eligible for refund of course fees	7
Threshold percentage of course delivered for refund of course fees	66.67%
Amount of course fees that would be refunded after specified percentage of course delivered	0
Amount of course fees that would be refunded after commencement of courses with less than seven classes	0
Mobby courses
Revenue recognition
Threshold percentage of course delivered for refund of course fees	33.33%
Amount of course fees that would be refunded after specified percentage of course delivered	0
Percentage of course fees that would be refunded	60.00%
Online education services
Revenue recognition
Net revenue	9,289,431	6,962,012	5,736,664
Online education services | Minimum
Revenue recognition
Course offer period	5 months
Online education services | Maximum
Revenue recognition
Course offer period	15 months
Educational materials and others
Revenue recognition
Net revenue	$ 763,594	$ 962,672	$ 451,142